FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	SFr 2,062	SFr 7,659
Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	13
Transfers out, assets	0
Purchases, assets	0
Sales, assets	(13)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0	0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	0
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		3
Settlements, assets		(3)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Changes in unrealized gains/losses		SFr 0
Changes in unrealized gains/losses [Extensible Enumeration]		Net revenues
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	SFr 14
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		(14)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Changes in unrealized gains/losses		SFr 0
Changes in unrealized gains/losses [Extensible Enumeration]		Net revenues
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,828	SFr 4,503
Transfers in, assets	997	1,818
Transfers out, assets	(765)	(2,057)
Purchases, assets	1,021	5,563
Sales, assets	(1,660)	(5,184)
Issuances, assets	575	967
Settlements, assets	(658)	(1,076)
Gain (loss) on transfers in/out included in trading revenues, assets	18	83
Gain (loss) on all other activity included in trading revenues, assets	(570)	(847)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	8	(9)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(286)	67
Balance at end of period, assets	2,508	3,828
Changes in unrealized gains/losses	SFr (583)	SFr (193)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 1,211	SFr 1,225
Transfers in, assets	647	1,206
Transfers out, assets	(367)	(1,090)
Purchases, assets	829	4,622
Sales, assets	(1,247)	(4,185)
Issuances, assets	0	0
Settlements, assets	(28)	0
Gain (loss) on transfers in/out included in trading revenues, assets	(21)	(106)
Gain (loss) on all other activity included in trading revenues, assets	(229)	(499)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	8	(9)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(85)	47
Balance at end of period, assets	718	1,211
Changes in unrealized gains/losses	SFr (60)	SFr 215
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 413	SFr 478
Transfers in, assets	334	452
Transfers out, assets	(104)	(582)
Purchases, assets	783	3,933
Sales, assets	(724)	(3,342)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(15)	(97)
Gain (loss) on all other activity included in trading revenues, assets	(124)	(464)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(48)	35
Balance at end of period, assets	515	413
Changes in unrealized gains/losses	SFr 21	SFr 226
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 444	SFr 424
Transfers in, assets	138	312
Transfers out, assets	(204)	(179)
Purchases, assets	18	306
Sales, assets	(309)	(564)
Issuances, assets	0	0
Settlements, assets	(7)	0
Gain (loss) on transfers in/out included in trading revenues, assets	(5)	3
Gain (loss) on all other activity included in trading revenues, assets	4	133
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(22)	9
Balance at end of period, assets	57	444
Changes in unrealized gains/losses	SFr 6	SFr 4
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 216	SFr 245
Transfers in, assets		201
Transfers out, assets		(138)
Purchases, assets		103
Sales, assets		(148)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		(5)
Gain (loss) on all other activity included in trading revenues, assets		(39)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		(9)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		6
Balance at end of period, assets		216
Changes in unrealized gains/losses		SFr (6)
Changes in unrealized gains/losses [Extensible Enumeration]		Net revenues
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,661	SFr 2,187
Transfers in, assets	258	406
Transfers out, assets	(297)	(824)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	575	967
Settlements, assets	(558)	(918)
Gain (loss) on transfers in/out included in trading revenues, assets	40	144
Gain (loss) on all other activity included in trading revenues, assets	(366)	(301)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(134)	0
Balance at end of period, assets	1,179	1,661
Changes in unrealized gains/losses	SFr (344)	SFr (328)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 671	SFr 624
Transfers in, assets		11
Transfers out, assets		(182)
Purchases, assets		0
Sales, assets		0
Issuances, assets		89
Settlements, assets		(66)
Gain (loss) on transfers in/out included in trading revenues, assets		(5)
Gain (loss) on all other activity included in trading revenues, assets		229
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(29)
Balance at end of period, assets		671
Changes in unrealized gains/losses		SFr 166
Changes in unrealized gains/losses [Extensible Enumeration]		Net revenues
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	295	SFr 212
Transfers in, assets	70	262
Transfers out, assets	(171)	(416)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	254	473
Settlements, assets	(111)	(284)
Gain (loss) on transfers in/out included in trading revenues, assets	32	106
Gain (loss) on all other activity included in trading revenues, assets	146	(55)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(31)	(3)
Balance at end of period, assets	484	295
Changes in unrealized gains/losses	SFr 212	SFr 2
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 130	SFr 264
Transfers in, assets		115
Transfers out, assets		(189)
Purchases, assets		0
Sales, assets		0
Issuances, assets		65
Settlements, assets		(142)
Gain (loss) on transfers in/out included in trading revenues, assets		31
Gain (loss) on all other activity included in trading revenues, assets		(19)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		5
Balance at end of period, assets		130
Changes in unrealized gains/losses		SFr 1
Changes in unrealized gains/losses [Extensible Enumeration]		Net revenues
Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	548	SFr 1,034
Transfers in, assets	1	9
Transfers out, assets	0	(4)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	206	330
Settlements, assets	(217)	(317)
Gain (loss) on transfers in/out included in trading revenues, assets	0	4
Gain (loss) on all other activity included in trading revenues, assets	13	(537)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(52)	29
Balance at end of period, assets	499	548
Changes in unrealized gains/losses	SFr 15	SFr (489)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 734	SFr 896
Transfers in, assets	70	27
Transfers out, assets	(87)	(51)
Purchases, assets	182	827
Sales, assets	(312)	(923)
Issuances, assets	0	0
Settlements, assets	(72)	(158)
Gain (loss) on transfers in/out included in trading revenues, assets	1	6
Gain (loss) on all other activity included in trading revenues, assets	51	94
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(56)	16
Balance at end of period, assets	511	734
Recurring basis | Trading assets | Other | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (78)	SFr (123)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 3,313	SFr 3,666
Transfers in, assets	321	69
Transfers out, assets	(920)	(13)
Purchases, assets	27	65
Sales, assets	(281)	(206)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(267)	(253)
Gain (loss) on transfers in/out included in other revenues, assets	1	0
Gain (loss) on all other activity included in other revenues, assets	(75)	(57)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(176)	42
Balance at end of period, assets	1,943	3,313
Changes in unrealized gains/losses	SFr (276)	SFr (95)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 2,725	SFr 2,863
Transfers in, assets	312	69
Transfers out, assets	(920)	0
Purchases, assets	5	37
Sales, assets	(148)	(16)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(277)	(190)
Gain (loss) on transfers in/out included in other revenues, assets	1	0
Gain (loss) on all other activity included in other revenues, assets	(75)	(65)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(130)	27
Balance at end of period, assets	1,493	2,725
Changes in unrealized gains/losses	SFr (306)	SFr (50)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 587	SFr 789
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	21	28
Sales, assets	(133)	(182)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	10	(63)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(46)	15
Balance at end of period, assets	439	587
Changes in unrealized gains/losses	SFr 42	SFr (45)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 1,040	SFr 1,534
Transfers in, assets	694	566
Transfers out, assets	(86)	(470)
Purchases, assets	1	16
Sales, assets	(33)	(45)
Issuances, assets	91	63
Settlements, assets	(714)	(667)
Gain (loss) on transfers in/out included in trading revenues, assets	0	39
Gain (loss) on all other activity included in trading revenues, assets	(73)	(46)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(6)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(40)	56
Balance at end of period, assets	880	1,040
Changes in unrealized gains/losses	SFr (125)	SFr (92)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 300	SFr 717
Transfers in, assets	503	163
Transfers out, assets	(75)	(327)
Purchases, assets	0	0
Sales, assets	(33)	(18)
Issuances, assets	80	4
Settlements, assets	(267)	(218)
Gain (loss) on transfers in/out included in trading revenues, assets	0	12
Gain (loss) on all other activity included in trading revenues, assets	37	(50)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(6)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(10)	23
Balance at end of period, assets	535	300
Changes in unrealized gains/losses	SFr (94)	SFr (74)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 398	SFr 465
Transfers in, assets	3	141
Transfers out, assets	0	(41)
Purchases, assets	0	15
Sales, assets	0	(15)
Issuances, assets	11	58
Settlements, assets	(288)	(293)
Gain (loss) on transfers in/out included in trading revenues, assets	1	16
Gain (loss) on all other activity included in trading revenues, assets	(10)	29
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(18)	23
Balance at end of period, assets	97	398
Changes in unrealized gains/losses	SFr (6)	SFr 9
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Governments and public institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 254	SFr 289
Transfers in, assets	124	91
Transfers out, assets	(11)	(39)
Purchases, assets	0	1
Sales, assets	0	0
Issuances, assets	0	1
Settlements, assets	(144)	(72)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	1
Gain (loss) on all other activity included in trading revenues, assets	(84)	(24)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(5)	6
Balance at end of period, assets	133	254
Changes in unrealized gains/losses	SFr 2	SFr (25)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 359	SFr 167
Transfers in, assets	40	187
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(66)	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(28)	1
Balance at end of period, assets	305	359
Changes in unrealized gains/losses	SFr (66)	SFr 4
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 773	SFr 694
Transfers in, assets	1,752	452
Transfers out, assets	(256)	(289)
Purchases, assets	229	743
Sales, assets	(332)	(593)
Issuances, assets	79	157
Settlements, assets	(224)	(417)
Gain (loss) on transfers in/out included in trading revenues, assets	41	46
Gain (loss) on all other activity included in trading revenues, assets	(193)	(49)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	3
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(24)	26
Balance at end of period, assets	1,845	773
Changes in unrealized gains/losses	SFr (107)	SFr (31)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 648	SFr 562
Transfers in, assets	1,715	379
Transfers out, assets	(250)	(232)
Purchases, assets	193	724
Sales, assets	(306)	(591)
Issuances, assets	78	157
Settlements, assets	(223)	(415)
Gain (loss) on transfers in/out included in trading revenues, assets	41	15
Gain (loss) on all other activity included in trading revenues, assets	(171)	26
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(13)	23
Balance at end of period, assets	1,712	648
Changes in unrealized gains/losses	SFr (109)	SFr (15)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 9,313	SFr 10,578
Transfers in, assets	3,817	3,092
Transfers out, assets	(2,027)	(2,829)
Purchases, assets	1,278	6,387
Sales, assets	(2,319)	(6,042)
Issuances, assets	745	1,190
Settlements, assets	(1,596)	(2,163)
Gain (loss) on transfers in/out included in trading revenues, assets	59	168
Gain (loss) on all other activity included in trading revenues, assets	(1,169)	(1,191)
Gain (loss) on transfers in/out included in other revenues, assets	1	0
Gain (loss) on all other activity included in other revenues, assets	(67)	(69)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(554)	192
Balance at end of period, assets	7,481	9,313
Changes in unrealized gains/losses	SFr (1,157)	SFr (407)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues